Discontinued Operations - Additional Information (Details) $ in Millions	Mar. 31, 2020 USD ($)
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 20,718
Discontinued operations held for sale or disposed of by sale settled through cash
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	20,301
Discontinued operations held for sale or disposed of by sale settled through pension liabilites
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 417